UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-21423

The Gabelli Dividend & Income Trust
(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422
(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Dividend & Income Trust

First Quarter Report — March 31, 2014

Portfolio Management Team

To Our Shareholders,

For the quarter ended March 31, 2014, the net asset value (“NAV”) total return of The Gabelli Dividend & Income Trust (the “Fund”) was 1.9%, compared with a total return of 1.8% for the Standard & Poor’s (“S&P”) 500 Index. The total return for the Fund’s publicly traded shares was 0.4%. The Fund’s NAV per share was $24.36, while the price of the publicly traded shares closed at $21.97 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2014.

Comparative Results

Average Annual Returns through March 31, 2014 (a) (Unaudited)					Since Inception (11/28/03)
	Quarter	1 Year	5 Year	10 Year
Gabelli Dividend & Income Trust
NAV Total Return (b)	1.94%	21.31%	25.92%	8.82%	8.77%
Investment Total Return (c)	0.39	22.05	28.82	8.69	8.11
S&P 500 Index	1.81	21.86	21.16	7.42	7.87
Dow Jones Industrial Average	(0.15)	15.54	19.79	7.46	7.87	(d)
Nasdaq Composite Index	0.83	30.01	23.83	8.94	8.84
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.
(d)	From November 30, 2003, the date closest to the Fund’s inception for which data is available.

The Gabelli Dividend & Income Trust

Schedule of Investments — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 94.1%
	Aerospace — 2.2%
133,000	Exelis Inc.	$2,528,330
32,000	Kaman Corp.	1,301,760
107,000	Rockwell Automation Inc.	13,326,850
1,344,000	Rolls-Royce Holdings plc	24,064,418
115,000	The Boeing Co.	14,431,350

		55,652,708

	Agriculture — 0.1%
75,000	Archer Daniels Midland Co.	3,254,250
1,000	Bunge Ltd.	79,510

		3,333,760

	Automotive — 1.2%
375,000	Ford Motor Co.	5,850,000
217,000	General Motors Co.	7,469,140
289,000	Navistar International Corp.†	9,788,430
83,000	PACCAR Inc.	5,597,520

		28,705,090

	Automotive: Parts and Accessories — 1.9%
170,000	Dana Holding Corp.	3,955,900
20,000	Federal-Mogul Corp.†	374,200
357,000	Genuine Parts Co.	31,005,450
128,000	Johnson Controls Inc.	6,056,960
35,000	O’Reilly Automotive Inc.†	5,193,650

		46,586,160

	Aviation: Parts and Services — 0.1%
14,000	B/E Aerospace Inc.†	1,215,060

	Broadcasting — 0.0%
8,000	Liberty Media Corp., Cl. A†	1,045,840

	Building and Construction — 0.2%
78,000	Fortune Brands Home & Security Inc.	3,282,240
120,036	Layne Christensen Co.†	2,183,455

		5,465,695

	Business Services — 1.2%
100,000	ACCO Brands Corp.†	616,000
22,892	ARAMARK Holdings Corp.	662,037
89,000	Diebold Inc.	3,550,210
150,000	Fly Leasing Ltd., ADR	2,250,000
134,800	Macquarie Infrastructure Co. LLC	7,719,996
188,000	MasterCard Inc., Cl. A	14,043,600
31,000	The Brink’s Co.	885,050

		29,726,893

	Cable and Satellite — 2.5%
70,000	AMC Networks Inc., Cl. A†	5,116,300
461,000	Cablevision Systems Corp., Cl. A	7,777,070
15,000	Cogeco Inc.	743,555
80,000	Comcast Corp., Cl. A, Special	3,900,800

Shares		Market Value
97,000	DIRECTV†	$7,412,740
190,000	DISH Network Corp., Cl. A†	11,819,900
53,000	EchoStar Corp., Cl. A†	2,520,680
44,000	Intelsat SA†	823,680
41,032	Liberty Global plc, Cl. A†	1,706,931
150,574	Liberty Global plc, Cl. C†	6,129,868
177,000	Rogers Communications Inc., Cl. B	7,334,880
45,500	Time Warner Cable Inc.	6,241,690

		61,528,094

	Communications Equipment — 0.3%
10,000	Cisco Systems Inc.	224,100
384,000	Corning Inc.	7,994,880

		8,218,980

	Computer Hardware — 0.7%
25,500	Apple Inc.	13,686,870
10,000	International Business Machines Corp.	1,924,900
10,000	SanDisk Corp.	811,900

		16,423,670

	Computer Software and Services — 1.1%
25,000	Blucora Inc.†	492,250
75,000	EarthLink Holdings Corp.	270,750
4,000	eBay Inc.†	220,960
10,000	Google Inc., Cl. A†	11,145,100
10,000	Internap Network Services Corp.†	70,800
70,000	MedAssets Inc.†	1,729,700
223,000	Microsoft Corp.	9,140,770
1,500	Palo Alto Networks Inc.†	102,900
20,000	RealD Inc.†	223,400
135,000	Yahoo! Inc.†	4,846,500

		28,243,130

	Consumer Products — 2.7%
15,000	Altria Group Inc.	561,450
319,600	Avon Products Inc.	4,678,944
5,000	Church & Dwight Co. Inc.	345,350
88,000	Coty Inc., Cl. A	1,318,240
40,000	Hanesbrands Inc.	3,059,200
60,300	Harman International Industries Inc.	6,415,920
57,000	Kimberly-Clark Corp.	6,284,250
32,000	Philip Morris International Inc.	2,619,840
7,000	Stanley Black & Decker Inc.	568,680
885,000	Swedish Match AB	28,919,781
145,000	The Procter & Gamble Co.	11,687,000

		66,458,655

	Consumer Services — 0.4%
65,000	Liberty Interactive Corp., Cl. A†	1,876,550
3,500	Liberty Ventures, Cl. A†	456,155
246,500	The ADT Corp.	7,382,675

		9,715,380

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial — 3.8%
92,000	Bouygues SA	$3,837,188
72,000	Eaton Corp. plc	5,408,640
892,000	General Electric Co.	23,093,880
347,000	Honeywell International Inc.	32,187,720
56,000	ITT Corp.	2,394,560
46,000	Owens-Illinois Inc.†	1,556,180
20,000	Pentair Ltd.	1,586,800
5,500	Sulzer AG	755,896
252,000	Textron Inc.	9,901,080
20,000	Toray Industries Inc.	132,151
312,000	Tyco International Ltd.	13,228,800

		94,082,895

	Electronics — 1.3%
32,000	Emerson Electric Co.	2,137,600
544,900	Intel Corp.	14,063,869
300,000	Sony Corp., ADR	5,736,000
73,000	TE Connectivity Ltd.	4,395,330
100,000	Texas Instruments Inc.	4,715,000

		31,047,799

	Energy and Utilities: Electric — 1.0%
18,000	ALLETE Inc.	943,560
25,000	American Electric Power Co. Inc.	1,266,500
22,000	Edison International	1,245,420
12,000	El Paso Electric Co.	428,760
96,000	Electric Power Development Co. Ltd.	2,711,234
93,000	Great Plains Energy Inc.	2,514,720
77,000	Integrys Energy Group Inc.	4,593,050
198,208	Northeast Utilities	9,018,464
26,000	Pepco Holdings Inc.	532,480
25,000	Pinnacle West Capital Corp.	1,366,500
51,000	The AES Corp.	728,280

		25,348,968

	Energy and Utilities: Integrated — 3.3%
2,000	Alliant Energy Corp.	113,620
35,000	Avista Corp.	1,072,750
30,000	Black Hills Corp.	1,729,500
40,000	Chubu Electric Power Co. Inc.†	470,862
560,000	CONSOL Energy Inc.	22,372,000
27,000	Consolidated Edison Inc.	1,448,550
14,000	Dominion Resources Inc.	993,860
25,000	Duke Energy Corp.	1,780,500
100,000	Edison SpA†	69,089
24,000	Endesa SA	863,791
270,000	Enel SpA	1,528,042
32,000	FirstEnergy Corp.	1,088,960
45,000	Hawaiian Electric Industries Inc.	1,143,900
401,000	Hera SpA	1,171,174
30,000	Hokkaido Electric Power Co. Inc.†	253,452

		Market
Shares		Value
40,000	Hokuriku Electric Power Co.	$518,917
60,000	Iberdrola SA, ADR	1,687,200
140,000	Korea Electric Power Corp., ADR†	2,403,800
60,000	Kyushu Electric Power Co. Inc.†	733,614
37,000	MGE Energy Inc.	1,451,510
33,000	Murphy USA Inc.†	1,339,470
29,000	National Grid plc, ADR	1,993,460
128,000	NextEra Energy Inc.	12,239,360
80,000	NiSource Inc.	2,842,400
100,000	OGE Energy Corp.	3,676,000
22,000	Ormat Technologies Inc.	660,220
40,000	Public Service Enterprise Group Inc.	1,525,600
70,000	Shikoku Electric Power Co. Inc.†	949,474
66,000	The Chugoku Electric Power Co. Inc.	920,157
40,000	The Empire District Electric Co.	972,800
28,000	The Kansai Electric Power Co. Inc.†	287,284
68,000	Tohoku Electric Power Co. Inc.	700,983
48,000	Vectren Corp.	1,890,720
90,000	Westar Energy Inc.	3,164,400
41,000	Wisconsin Energy Corp.	1,908,550
140,000	Xcel Energy Inc.	4,250,400

		82,216,369

	Energy and Utilities: Natural Gas — 2.1%
12,000	AGL Resources Inc.	587,520
50,000	Delta Natural Gas Co. Inc.	1,036,000
19,372	Energy Transfer Partners LP†	1,042,020
9,000	Kinder Morgan Energy Partners LP	665,550
123,374	Kinder Morgan Inc.	4,008,421
336,000	National Fuel Gas Co.	23,533,440
12,750	ONE Gas Inc.†	458,107
38,000	ONEOK Inc.	2,251,500
98,000	Sempra Energy	9,482,480
14,000	South Jersey Industries Inc.	785,260
67,000	Southwest Gas Corp.	3,581,150
87,000	Spectra Energy Corp.	3,213,780
12,000	The Laclede Group Inc.	565,800

		51,211,028

	Energy and Utilities: Oil — 9.2%
87,000	Anadarko Petroleum Corp.	7,374,120
51,000	Apache Corp.	4,230,450
215,000	BG Group plc, ADR	3,975,350
178,000	BP plc, ADR	8,561,800
69,000	Chesapeake Energy Corp.	1,767,780
162,000	Chevron Corp.	19,263,420
303,700	ConocoPhillips	21,365,295
124,000	Devon Energy Corp.	8,299,320
140,000	Eni SpA, ADR	7,023,800
194,000	Exxon Mobil Corp.	18,949,920
47,000	Hess Corp.	3,895,360
355,400	Marathon Oil Corp.	12,623,808
177,700	Marathon Petroleum Corp.	15,467,008

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Oil (Continued)
80,000	Murphy Oil Corp.	$5,028,800
211,000	Occidental Petroleum Corp.	20,106,190
200	PetroChina Co. Ltd., ADR	21,700
14,000	Petroleo Brasileiro SA, ADR	184,100
244,350	Phillips 66	18,829,611
220,000	Repsol SA, ADR	5,629,580
220,000	Royal Dutch Shell plc, Cl. A, ADR	16,073,200
640,100	Statoil ASA, ADR	18,063,622
153,000	Total SA, ADR	10,036,800

		226,771,034

	Energy and Utilities: Services — 3.0%
94,000	ABB Ltd., ADR	2,424,260
77,000	Cameron International Corp.†	4,756,290
81,000	Diamond Offshore Drilling Inc.	3,949,560
19,000	Dresser-Rand Group Inc.†	1,109,790
498,600	Halliburton Co.	29,362,554
10,000	Noble Corp. plc	327,400
24,000	Oceaneering International Inc.	1,724,640
76,000	Rowan Companies plc, Cl. A†	2,559,680
115,000	Schlumberger Ltd.	11,212,500
80,000	Transocean Ltd.	3,307,200
779,000	Weatherford International Ltd.†	13,523,440

		74,257,314

	Energy and Utilities: Water — 0.4%
16,000	American States Water Co.	516,640
122,000	American Water Works Co. Inc.	5,538,800
76,000	Aqua America Inc.	1,905,320
30,000	Severn Trent plc	911,758
63,000	SJW Corp.	1,862,280
9,000	The York Water Co.	183,600
6,000	United Utilities Group plc, ADR	157,320

		11,075,718

	Entertainment — 1.9%
55,000	Take-Two Interactive Software Inc.†	1,206,150
86,000	The Madison Square Garden Co., Cl. A†	4,883,080
230,000	Time Warner Inc.	15,025,900
150,000	Twenty-First Century Fox Inc., Cl. B	4,668,000
121,000	Viacom Inc., Cl. B	10,283,790
376,600	Vivendi SA	10,490,655
24,300	World Wrestling Entertainment Inc., Cl. A	701,784

		47,259,359

	Environmental Services — 1.1%
170,200	Progressive Waste Solutions Ltd.	4,307,762
250,000	Republic Services Inc.	8,540,000
23,000	Veolia Environnement SA	455,013
8,000	Waste Connections Inc.	350,880

Shares		Market Value

310,000	Waste Management Inc.	$13,041,700

		26,695,355

	Equipment and Supplies — 1.7%
93,000	CIRCOR International Inc.	6,819,690
48,000	Graco Inc.	3,587,520
150,000	Mueller Industries Inc.	4,498,500
610,000	RPC Inc.	12,456,200
124,000	Sealed Air Corp.	4,075,880
80,000	Tenaris SA, ADR	3,540,000
100,000	The Timken Co.	5,878,000

		40,855,790

	Financial Services — 15.1%
54,000	Aflac Inc.	3,404,160
8,000	Alleghany Corp.†	3,259,040
436,200	American Express Co.	39,271,086
655,000	American International Group Inc.	32,756,550
310,000	Bank of America Corp.	5,332,000
9,000	Berkshire Hathaway Inc., Cl. B†	1,124,730
21,000	BlackRock Inc.	6,604,080
140,000	Citigroup Inc.	6,664,000
110,000	CME Group Inc.	8,141,100
15,322	Credit Acceptance Corp.†	2,178,022
120,000	Discover Financial Services	6,982,800
100,000	Fidelity National Financial Inc., Cl. A	3,144,000
235,000	First Niagara Financial Group Inc.	2,220,750
50,000	H&R Block Inc.	1,509,500
25,000	Hong Kong Exchanges and Clearing Ltd.	379,037
50,000	HSBC Holdings plc, ADR	2,541,500
210,000	Invesco Ltd.	7,770,000
600,700	JPMorgan Chase & Co.	36,468,497
40,000	Kinnevik Investment AB, Cl. B	1,477,064
175,000	KKR Financial Holdings LLC	2,024,750
378,950	Legg Mason Inc.	18,583,708
43,000	M&T Bank Corp.	5,215,900
275,000	Morgan Stanley	8,571,750
72,000	National Australia Bank Ltd., ADR	1,177,920
170,000	New York Community Bancorp Inc.	2,731,900
109,000	Northern Trust Corp.	7,146,040
235,000	SLM Corp.	5,752,800
199,000	State Street Corp.	13,840,450
171,700	T. Rowe Price Group Inc.	14,139,495
756,000	The Bank of New York Mellon Corp.	26,679,240
75,000	The Blackstone Group LP	2,493,750
200,000	The Hartford Financial Services Group Inc.	7,054,000
287,000	The PNC Financial Services Group Inc.	24,969,000
138,000	The Travelers Companies Inc.	11,743,800
130,000	U.S. Bancorp	5,571,800
49,000	W. R. Berkley Corp.	2,039,380
140,000	Waddell & Reed Financial Inc., Cl. A	10,306,800
668,500	Wells Fargo & Co.	33,251,190

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
20,000	Willis Group Holdings plc	$882,600

		375,404,189

	Food and Beverage — 11.4%
312,912	Beam Inc.	26,065,570
5,000	Brown-Forman Corp., Cl. B	448,450
115,000	Campbell Soup Co.	5,161,200
500,000	China Mengniu Dairy Co. Ltd.	2,504,351
208,000	ConAgra Foods Inc.	6,454,240
34,000	Constellation Brands Inc., Cl. A†	2,888,980
255,082	Danone SA	18,038,160
1,975,000	Davide Campari-Milano SpA	16,189,194
10,000	Diageo plc, ADR	1,245,900
245,000	Dr Pepper Snapple Group Inc.	13,342,700
549,000	General Mills Inc.	28,449,180
18,000	Heineken Holding NV	1,162,150
275,000	ITO EN Ltd.	6,154,629
45,000	Kellogg Co.	2,821,950
375,000	Kikkoman Corp.	7,073,826
206,666	Kraft Foods Group Inc.	11,593,963
793,000	Mondelēz International Inc., Cl. A	27,398,150
150,000	Morinaga Milk Industry Co. Ltd.	482,488
27,000	Nestlé SA	2,032,521
30,000	Nestlé SA, ADR	2,256,600
168,000	NISSIN FOODS HOLDINGS CO. LTD.	7,576,806
1,600,000	Parmalat SpA	5,515,037
339,450	Parmalat SpA, GDR(a)(b)	1,170,559
219,000	PepsiCo Inc.	18,286,500
62,000	Pernod Ricard SA	7,217,546
5,000	Post Holdings Inc.†	275,600
23,800	Remy Cointreau SA	1,909,915
18,000	Suntory Beverage & Food Ltd.	619,968
634,000	The Coca-Cola Co.	24,510,440
50,000	The Hershey Co.	5,220,000
309,000	The Hillshire Brands Co.	11,513,340
5,000	The J.M. Smucker Co.	486,200
30,000	Unilever plc, ADR	1,283,400
324,000	Yakult Honsha Co. Ltd.	16,260,427

		283,609,940

	Health Care — 8.4%
134,000	Abbott Laboratories	5,160,340
50,000	AbbVie Inc.	2,570,000
79,000	Actavis plc†	16,262,150
46,655	Aetna Inc.	3,497,725
75,000	Akorn Inc.†	1,650,000
115,000	Alere Inc.†	3,950,250
35,000	AmerisourceBergen Corp.	2,295,650
25,000	Amgen Inc.	3,083,500
40,000	Baxter International Inc.	2,943,200
401,952	BioScrip Inc.†	2,805,625

Shares		Market Value
109,000	Bristol-Myers Squibb Co.	$5,662,550
22,000	Chemed Corp.	1,967,900
35,000	Cigna Corp.	2,930,550
226,000	Covidien plc	16,647,160
45,000	DaVita HealthCare Partners Inc.†	3,098,250
100,000	Eli Lilly & Co.	5,886,000
12,000	Endo International plc†	823,800
85,000	Express Scripts Holding Co.†	6,382,650
40,000	Gerresheimer AG	2,588,618
50,000	Gilead Sciences Inc.†	3,543,000
50,000	HCA Holdings Inc.†	2,625,000
12,500	Henry Schein Inc.†	1,492,125
100,000	Hi-Tech Pharmacal Co. Inc.†	4,333,000
10,000	Humana Inc.	1,127,200
9,500	ICU Medical Inc.†	568,860
97,000	Johnson & Johnson	9,528,310
13,500	Laboratory Corp. of America Holdings†	1,325,835
100,000	Lexicon Pharmaceuticals Inc.†	173,000
25,000	McKesson Corp.	4,414,250
25,000	Mead Johnson Nutrition Co.	2,078,500
32,000	Medivation Inc.†	2,059,840
35,000	Medtronic Inc.	2,153,900
281,000	Merck & Co. Inc.	15,952,370
70,000	Mylan Inc.†.	3,418,100
20,000	Orthofix International NV†	603,000
112,500	Owens & Minor Inc.	3,940,875
99,000	Patterson Companies Inc.	4,134,240
617,303	Pfizer Inc.	19,827,772
75,000	Quality Systems Inc.	1,266,000
75,000	Sanofi, ADR	3,921,000
60,000	St. Jude Medical Inc.	3,923,400
40,000	Stryker Corp.	3,258,800
45,000	Tenet Healthcare Corp.†	1,926,450
25,000	The Cooper Companies Inc.	3,434,000
61,000	UnitedHealth Group Inc.	5,001,390
30,000	WellPoint Inc.	2,986,500
20,000	Zimmer Holdings Inc.	1,891,600
283,202	Zoetis Inc.	8,195,866

		209,310,101

	Hotels and Gaming — 0.5%
19,000	Accor SA	972,812
120,000	Boyd Gaming Corp.†	1,584,000
800,000	Ladbrokes plc	1,800,510
103,000	Las Vegas Sands Corp.	8,320,340
6,000	Wyndham Worldwide Corp.	439,380

		13,117,042

	Machinery — 1.1%
689,040	CNH Industrial NV†	7,923,960
90,500	Deere & Co.	8,217,400
13,000	Kennametal Inc.	575,900

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Machinery (Continued)
275,000	Xylem Inc.	$10,015,500

		26,732,760

	Metals and Mining — 1.3%
69,000	Agnico Eagle Mines Ltd.	2,087,250
230,000	Alcoa Inc.	2,960,100
20,000	Alliance Holdings GP LP	1,242,400
8,000	BHP Billiton Ltd., ADR	542,160
30,000	Franco-Nevada Corp.	1,378,562
455,000	Freeport-McMoRan Copper & Gold Inc.	15,046,850
18,000	Labrador Iron Ore Royalty Corp.	489,444
329,000	Newmont Mining Corp.	7,711,760
40,000	Peabody Energy Corp.	653,600

		32,112,126

	Paper and Forest Products — 0.4%
229,000	International Paper Co.	10,506,520

	Publishing — 0.1%
107,000	News Corp., Cl. B†	1,786,900

	Real Estate — 0.0%
14,000	Brookfield Asset Management Inc., Cl. A	571,900
16,000	QTS Realty Trust Inc., Cl. A	401,440

		973,340

	Retail — 4.8%
200,000	Best Buy Co. Inc.	5,282,000
61,000	CST Brands Inc.	1,905,640
371,000	CVS Caremark Corp.	27,773,060
45,000	Hertz Global Holdings Inc.†	1,198,800
142,000	Ingles Markets Inc., Cl. A	3,382,440
25,000	Kohl’s Corp.	1,420,000
185,000	Lowe’s Companies Inc.	9,046,500
110,000	Macy’s Inc.	6,521,900
38,000	Outerwall Inc.†	2,755,000
94,800	Rush Enterprises Inc., Cl. B†	2,675,256
376,000	Safeway Inc.	13,889,440
270,000	Sally Beauty Holdings Inc.†	7,398,000
120,000	Seven & i Holdings Co. Ltd.	4,585,380
73,000	The Home Depot Inc.	5,776,490
221,000	Walgreen Co.	14,592,630
30,000	Wal-Mart Stores Inc.	2,292,900
146,000	Whole Foods Market Inc.	7,403,660

		117,899,096

	Specialty Chemicals — 1.9%
51,000	Air Products & Chemicals Inc.	6,071,040
52,000	Airgas Inc.	5,538,520
76,000	Ashland Inc.	7,560,480
50,000	Chemtura Corp.†	1,264,500
163,000	E. I. du Pont de Nemours and Co.	10,937,300
500,000	Ferro Corp.†	6,830,000

Shares		Market Value
95,000	Olin Corp.	$2,622,950
5,000	Praxair Inc.	654,850
119,000	The Dow Chemical Co.	5,782,210

		47,261,850

	Telecommunications — 4.3%
378,000	AT&T Inc.	13,256,460
225,000	BCE Inc.	9,706,500
39,000	Belgacom SA	1,221,252
40,000	Bell Aliant Inc.(b)	978,088
500,000	Deutsche Telekom AG, ADR	8,110,000
195,000	Hellenic Telecommunications Organization SA, ADR†	1,657,500
39,000	Loral Space & Communications Inc.†	2,758,470
50,000	Orange SA, ADR	734,500
170,000	Portugal Telecom SGPS SA	722,981
46,184	Telefonica SA, ADR	729,245
185,000	Telekom Austria AG	1,839,117
23,000	Telenet Group Holding NV	1,417,795
128,870	Telephone & Data Systems Inc.	3,377,683
110,000	Telstra Corp. Ltd., ADR	2,586,100
140,000	TELUS Corp.	5,033,000
906,145	Verizon Communications Inc.	43,105,318
40,000	VimpelCom Ltd., ADR	361,200
226,363	Vodafone Group plc, ADR	8,332,422

		105,927,631

	Transportation — 0.8%
246,500	GATX Corp.	16,732,420
17,500	Kansas City Southern	1,786,050

		18,518,470

	Wireless Communications — 0.6%
1,000,000	Cable & Wireless Communications plc	876,915
73,779	Crown Castle International Corp.	5,443,415
50,000	QUALCOMM Inc.	3,943,000
124,000	United States Cellular Corp.	5,085,240

		15,348,570

	TOTAL COMMON STOCKS	2,331,649,279

	CONVERTIBLE PREFERRED STOCKS — 0.4%
	Broadcasting — 0.0%
12,588	Emmis Communications Corp., 6.250%, Ser. A †	190,079

	Building and Construction — 0.0%
200	Fleetwood Capital Trust, 6.000% †	0

	Energy and Utilities — 0.3%
128,000	El Paso Energy Capital Trust I, 4.750%	6,534,400

	Financial Services — 0.0%
1,500	Doral Financial Corp., 4.750% †	135,000

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments — March 31, 2014 (Unaudited)

Shares		Market Value
	CONVERTIBLE PREFERRED STOCKS (Continued)
	Telecommunications — 0.1%
54,000	Cincinnati Bell Inc., 6.750%, Ser. B	$2,447,280

	TOTAL CONVERTIBLE PREFERRED STOCKS	9,306,759

	PREFERRED STOCKS — 0.1%
	Health Care — 0.1%
93,066	The Phoenix Companies Inc., 7.450%	2,177,744

	WARRANTS — 0.0%
	Energy and Utilities: Natural Gas — 0.0%
312,800	Kinder Morgan Inc., expire 05/25/17†	553,656

	Food and Beverage — 0.0%
650	Parmalat SpA, GDR, expire 12/31/15†(a)(b)	435

	TOTAL WARRANTS	554,091

Principal Amount
	CORPORATE BONDS — 0.6%
	Aerospace — 0.2%
$2,500,000	GenCorp Inc., Sub. Deb., 4.063%, 12/31/39	5,114,062

	Diversified Industrial — 0.4%
8,800,000	Griffon Corp., Sub. Deb., 4.000%, 01/15/17(b)	9,977,000

	Financial Services — 0.0%
500,000	Janus Capital Group Inc., 3.250%, 07/15/14	501,875

	Real Estate — 0.0%
450,000	Palm Harbor Homes Inc., 3.250%, 05/15/24†	72,562

	TOTAL CORPORATE BONDS	15,665,499

	U.S. GOVERNMENT OBLIGATIONS — 4.8%
119,456,000	U.S. Treasury Bills, 0.030% to 0.150%††, 04/10/14 to 09/11/14	119,446,563

	TOTAL INVESTMENTS — 100.0% (Cost $1,687,866,124)	$2,478,799,935

Market Value
Aggregate tax cost	$1,698,317,942

Gross unrealized appreciation	$822,586,108
Gross unrealized depreciation	(42,104,115)

Net unrealized appreciation/depreciation	$780,481,993

(a)	Illiquid security.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the market value of Rule 144A securities amounted to $12,126,082 or 0.49% of total investments. Except as noted in (a), these securities are liquid.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
North America	83.0%	$2,058,641,845
Europe	13.8	342,375,770
Japan	2.3	56,167,652
Latin America	0.5	11,999,600
Asia/Pacific	0.4	9,615,068

Total Investments	100.0%	$2,478,799,935

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Energy and Utilities: Integrated	$82,147,280	—	$69,089	$82,216,369
Other Industries (a)	2,249,432,910	—	—	2,249,432,910
Total Common Stocks	2,331,580,190	—	69,089	2,331,649,279
Preferred Stocks (a)	2,177,744	—	—	2,177,744
Convertible Preferred Stocks:
Building and Construction	—	—	0	0
Financial Services	—	—	135,000	135,000
Other Industries (a)	9,171,759	—	—	9,171,759
Total Preferred Stocks and Convertible Preferred Stocks	11,349,503	—	135,000	11,484,503
Warrants
Energy and Utilities: Natural Gas	553,656	—	—	553,656
Food and Beverage	—	—	435	435
Total Warrants	553,656	—	435	554,091
Corporate Bonds	—	$15,592,937	72,562	15,665,499
U.S. Government Obligations	—	119,446,563	—	119,446,563
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,343,483,349	$135,039,500	$277,086	$2,478,799,935

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have significant transfers among Level 1, Level 2, and Level 3 during the period ended March 31, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of achieving additional return or of hedging the value of the Fund’s portfolio, increasing the income of the Fund, hedging or protecting its exposure to interest rate movements and movements in the securities markets, managing risks, protecting the value of its portfolio against uncertainty in the level of future currency exchange rates, or hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2014, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of March 31, 2014, refer to the Schedule of Investments.

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGDVX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Barbara G. Marcin, CFA, joined GAMCO Investors, Inc. in 1999 and currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Prior to joining GAMCO, Ms. Marcin was head of value investments at Citibank Global Asset Management. Ms. Marcin graduated with Distinction as an Echols Scholar from the University of Virginia and holds an MBA degree from Harvard University’s Graduate School of Business.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC and co-manages the Fund. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA from the Wharton School at the University of Pennsylvania.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst. He focuses on companies in the cardiovascular, healthcare services, and pharmacy benefits management sectors, among others. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman &

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Mario d’Urso

Former Italian Senator

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Partner,

Avansino, Melarkey, Knobel,

Mulligan & McKenzie

Salvatore M. Salibello, CPA

Partner,

BDO Seidman, LLP

Edward T. Tokar

Senior Managing Director,

Beacon Trust Company

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President & Ombudsman

Laurissa M. Martire

Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate,

Meagher & Flom LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GDV Q1/2014

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Dividend & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/16/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/16/2014

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/16/2014

* Print the name and title of each signing officer under his or her signature.